AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS

June 30, 2023

(unaudited)

Principal Amount	General Obligation Bonds (22.4%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City (7.0%)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$ 175,000	6.250%, 01/01/29	NR/A-/NR	$ 177,438

	Chandler, Arizona
3,850,000	5.000%, 07/01/24	Aaa/AAA/AAA	3,924,305

	Gilbert Improvement District No. 20
460,000	5.100%, 01/01/29	Aa1/AA-/NR	464,085

	Goodyear McDowell Road Commercial Corridor Improvement District
805,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	814,249

	Scottsdale, Arizona
1,500,000	4.000%, 07/01/40	Aaa/AAA/NR	1,518,405
1,250,000	4.000%, 07/01/41	Aaa/AAA/NR	1,256,175

	Tempe, Arizona
2,000,000	5.000%, 07/01/24	NR/AAA/AAA	2,037,820

	Tempe Improvement District (Pier Town Lake)
1,000,000	5.000%, 01/01/29	Aa2/NR/NR	1,013,230

	Tucson, Arizona
3,000,000	5.000%, 07/01/24	Aa3/AA/AAA	3,057,300

	Total City		14,263,007

	Community College (0.5%)

	Pinal Co. Community College District
1,000,000	3.000%, 07/01/34	NR/AA-/NR	956,130

	County (5.0%)

	Maricopa Co. Special Health Care District
2,500,000	5.000%, 07/01/25	Aa3/NR/AA-	2,587,950
3,000,000	5.000%, 07/01/32	Aa3/NR/AA-	3,290,760
1,500,000	5.000%, 07/01/34	Aa3/NR/AA-	1,639,245

	Yavapai Co. Jail District
1,650,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/AA	1,721,792

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,023,000

	Total County		10,262,747

	School District (7.8%)

	Gila Co. Unified School District No. 10 (Payson)
$1,000,000	5.000%, 07/01/28	Aa2/NR/NR	$1,017,440

	Maricopa Co. Elementary School District No. 1 (Phoenix)
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	519,110
1,455,000	5.000%, 07/01/41 AGMC Insured	NR/AA/NR	1,606,233

	Maricopa Co. Elementary School District No. 40 (Glendale)
2,050,000	2.000%, 07/01/35 AGMC Insured	NR/AA/AA+	1,663,657

	Maricopa Co. Elementary School District No. 62 (Union)
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	600,561
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	310,449
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	387,379

	Maricopa Co. Elementary School District No. 66 (Roosevelt)
1,100,000	5.000%, 07/01/40 BAMAC Insured	A1/AA/NR	1,209,626

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa1/AA/AAA	509,090

	Maricopa Co. Unified School District No. 11 (Peoria)
1,490,000	4.000%, 07/01/25	Aa3/AA-/NR	1,490,939
	Maricopa Co. Unified School District No. 48 (Scottsdale)
2,350,000	3.000%, 07/01/34	Aa1/AA/NR	2,260,653

	Navajo Co. Unified School District No. 10 (Show Low)
500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	517,965

	Navajo Co. Unified School District No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	428,432

	Pima Co. Unified School District No. 6 (Marana)
1,000,000	4.250%, 07/01/32 AGMC Insured	NR/AA/NR	1,021,440
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,013,840

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,050,851

	Santa Cruz Co. Unified School District No. 35 (Santa Cruz Valley)
300,000	3.000%, 07/01/36 AGMC Insured	NR/AA/NR	283,176

	Total School District		15,890,841

	Special District (2.1%)

	Eastmark Community Facilities District No. 1
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	373,720

	Estrella Mountain Ranch Community Facilities District
155,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	164,988

	Gladden Farms Phase II Community Facilities District
300,000	5.000%, 07/15/47 BAMAC Insured	NR/AA/NR	313,197

	Goodyear Community Facilities Utilities District No. 1
$500,000	4.000%, 07/15/28	Aa2/A-/NR	$503,285
460,000	4.000%, 07/15/32	Aa2/A-/NR	471,118

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	681,693

	Mystic Lake Pleasant Heights Community Facilities District
555,000	3.000%, 07/15/28 BAMAC Insured	NR/AA/NR	542,340

	Verrado Community Facilities Utilities District No. 1
500,000	6.000%, 07/15/33 144A	NR/NR/NR*	500,105

	Vistancia Community Facilities District
850,000	4.000%, 07/15/25 BAMAC Insured	Aa2/AA/NR	863,821

	Total Special District		4,414,267

	Total General Obligation Bonds		45,786,992

	Revenue Bonds (66.9%)

	Airport (7.5%)

	Phoenix Civic Improvement Corp. Airport Bonds
4,000,000	4.000%, 07/01/40	Aa3/A+/NR	3,947,880
2,595,000	5.000%, 07/01/27 AMT	Aa2/AA-/NR	2,743,460
3,850,000	5.000%, 07/01/31 AMT	Aa2/AA-/NR	4,067,371
2,900,000	5.000%, 07/01/31 AMT	Aa2/AA-/NR	3,101,376
1,300,000	5.000%, 07/01/33 AMT	Aa3/A+/NR	1,404,130

	Total Airport		15,264,217

	Charter Schools (2.9%)

	Arizona Industrial Development Authority (Candeo Schools)
500,000	3.375%, 07/01/41 State Enhanced	NR/AA-/NR	419,390

	Arizona Industrial Development Authority (Equitable Schools)
2,000,000	4.000%, 11/01/38	NR/A/NR	1,916,540
2,000,000	4.000%, 11/01/40	NR/A/NR	1,878,800

	Arizona Industrial Development Authority (Greathearts Academies)
1,000,000	3.000%, 07/01/37 State Enhanced	NR/AA-/NR	862,080

	Phoenix Industrial Development Authority (Macombs Facility Project)
315,000	5.000%, 07/01/33	NR/BBB-/NR	334,023
325,000	4.000%, 07/01/34	NR/BBB-/NR	316,160
315,000	4.000%, 07/01/35	NR/BBB-/NR	303,087

	Total Charter Schools		6,030,080

	Electric (7.6%)

	Salt River Agricultural Improvement & Power District
$3,530,000	5.000%, 01/01/24	Aa1/AA+/NR	$3,562,405
3,000,000	4.000%, 01/01/41	Aa1/AA+/NR	3,019,740
1,000,000	5.000%, 01/01/43	Aa1/AA+/NR	1,118,490
4,000,000	5.000%, 01/01/47	Aa1/AA+/NR	4,425,080
3,100,000	5.000%, 01/01/50	Aa1/AA+/NR	3,413,751

	Total Electric		15,539,466

	Excise Tax (4.2%)

	Buckeye Excise Tax
400,000	4.000%, 07/01/36	NR/AA/AA	407,256

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	517,100

	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA/NR	1,444,648

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,207,060
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,000,000

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,761,748

	Scottsdale Municipal Property Corp. (Aviation)
1,100,000	5.000%, 07/01/28 AMT	Aa1/AAA/AA+	1,166,308

	Total Excise Tax		8,504,120

	Healthcare (9.0%)

	Maricopa Co. Industrial Development Authority (Banner Health)
500,000	4.000%, 01/01/48	NR/AA-/AA-	478,360
5,000,000	5.000%, 01/01/48	NR/AA-/AA-	5,103,050
2,000,000	5.000%, 01/01/53	NR/AA-/AA-	2,089,880

	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A+	2,251,845
1,000,000	3.000%, 09/01/51	A2/NR/A+	716,880

	Phoenix Industrial Development Authority (Mayo Clinic) VRDO***
2,650,000	3.620%, 11/15/52	Aa2/AA/NR	2,650,000

	Pima Co. Industrial Development Authority (Tucson Medical Center)
1,150,000	5.000%, 04/01/33	NR/A/NR	1,259,354
880,000	4.000%, 04/01/37	NR/A/NR	851,655
250,000	3.000%, 04/01/51	NR/A/NR	177,353

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,000,740

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
$1,635,000	5.000%, 08/01/23	NR/A/NR	$1,636,504
200,000	5.000%, 08/01/32	NR/A/NR	202,344

	Total Healthcare		18,417,965

	Higher Education (8.6%)

	Arizona Board of Regents (Arizona State University System) Green Bonds
5,000,000	5.500%, 07/01/48	Aa2/AA/NR	5,769,750

	Arizona Board of Regents (Arizona State University System) VRDO***
5,630,000	4.050%, 07/01/34	Aa2/AA/NR	5,630,000

	Arizona Board of Regents (Northern Arizona University) Speed Stimulus Plan for Economic & Educational Development
2,090,000	5.000%, 08/01/29 AGMC Insured	A1/AA/NR	2,327,717

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
1,000,000	3.125%, 08/01/39	Aa3/A+/NR	864,910

	Arizona Board of Regents (University of Arizona System)
105,000	4.000%, 06/01/38	Aa2/AA-/NR	106,431

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	204,788
400,000	5.000%, 07/01/33	Baa3/NR/NR	414,632
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,258,763

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing II)
100,000	5.000%, 07/01/26	Baa3/NR/NR	102,394
250,000	5.000%, 07/01/27	Baa3/NR/NR	258,480
150,000	5.000%, 07/01/28	Baa3/NR/NR	156,792
200,000	5.000%, 07/01/30	Baa3/NR/NR	210,230
300,000	5.000%, 07/01/32	Baa3/NR/NR	313,722

	Total Higher Education		17,618,609

	Housing (1.8%)

	Arizona Industrial Development Authority Green Bond MTEB (Chandler Village Apartments Project)
4,777,331	2.120%, 07/01/37 FNMA Insured Series 2020	Aaa/NR/NR	3,662,063

	Lease (2.5%)

	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	600,978

	Maricopa Co. Unified School District No. 60 (Higley) COP
1,000,000	4.250%, 06/01/47 AGMC Insured	NR/AA/NR	1,002,070

	Nogales Municipal Development Authority, Inc.
$615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	$ 649,871
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	845,057
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,022,620

	Total Lease		5,120,596

	Pollution Control (2.1%)

	Coconino Co. Pollution Control (Nevada Power Co.)
2,000,000	4.125%, 09/01/32 AMT	A2/A+/NR	2,008,280
1,000,000	3.750%, 03/01/39	A2/A+/NR	1,003,420

	Maricopa Co. Pollution Control (El Paso Electric Co.)
375,000	3.600%, 02/01/40	Baa2/NR/BBB+	331,144
250,000	3.600%, 04/01/40	Baa2/NR/BBB+	220,560

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	2.400%, 06/01/35	A2/A-/A-	789,800

	Total Pollution Control		4,353,204

	Resource Recovery (4.5%)

	Chandler Industrial Development Authority (Intel Corporation Project)
2,000,000	2.700%, 12/01/37 AMT (Mandatory Put Date 8/14/23)	A2/A/NR	1,996,220
5,000,000	5.000%, 09/01/52 AMT	A2/A/NR	5,118,400

	Maricopa Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory Put Date 6/03/24)	NR/A-/NR	1,491,660

	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
520,000	2.200%, 03/01/28 AMT (Mandatory Put Date 06/03/24)	NR/A-/NR	511,701

	Total Resource Recovery		9,117,981

	Sales Tax (2.7%)

	Arizona Sports & Tourism Authority (Multipurpose Stadium Facility Project)
5,000,000	5.000%, 07/01/30 BAMAC Insured	A1/AA/A	5,580,650

	Senior Living Facilities (1.1%)

	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities)
620,000	5.000%, 01/01/28	NR/CCC-/NR	488,616
555,000	5.000%, 01/01/29	NR/CCC-/NR	428,238
1,205,000	5.000%, 01/01/30	NR/CCC-/NR	898,966
655,000	4.000%, 01/01/33	NR/CCC-/NR	399,524

	Total Senior Living Facilities		2,215,344

	Utility (4.6%)

	Greater Arizona Development Authority Revenue
$ 500,000	5.000%, 08/01/28 AGMC Insured	A1/AA+/NR	$ 504,390

	Mesa Utility System
5,000,000	5.000%, 07/01/36	Aa3/A+/NR	5,836,000

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,160,260

	Total Utility		9,500,650

	Water/Sewer (7.8%)

	Phoenix Civic Improvement Corp. Junior Lien Water System Revenue
1,500,000	5.500%, 07/01/24 Series 2001 NPFG/FGIC Insured	Aa2/AAA/NR	1,535,460
3,000,000	5.000%, 07/01/36 Series 2016	Aa2/AAA/NR	3,137,850
6,365,000	5.000%, 07/01/45 Series 2021A	Aa2/AAA/NR	6,987,370

	Pima Co. Sewer System Revenue Refunding
4,300,000	5.000%, 07/01/23	NR/AA/NR	4,300,000

	Total Water/Sewer		15,960,680

	Total Revenue Bonds		136,885,625

	Pre-Refunded Bonds (4.7%)††

	Pre-Refunded General Obligation Bonds (1.7%)

	School District (1.3%)

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	525,000

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aaa/AA/NR	250,000

	Pima Co. Unified School District No. 6 (Marana)
955,000	5.000%, 07/01/25	NR/A+/NR	955,000
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	950,000

	Total School District		2,680,000

	Special District (0.4%)

	Estrella Mountain Ranch Community Facilities District
845,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	914,594

	Total Pre-Refunded General Obligation Bonds		3,594,594

	Pre-Refunded Revenue Bonds (3.0%)

	Healthcare (2.3%)

	Arizona Health Facilities Authority (Banner Health)
$2,000,000	5.000%, 01/01/44	NR/AA-/NR	$2,017,100

	Maricopa Co. Hospital Revenue (Sun Health)
480,000	5.000%, 04/01/25	NR/NR/NR*	486,446
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,153,539

	Total Healthcare		4,657,085

	Higher Education (0.7%)

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,446,835

	Total Pre-Refunded Revenue Bonds		6,103,920

	Total Pre-Refunded Bonds		9,698,514

	Total Municipal Bonds (cost $197,597,749)		192,371,131

Shares	Short-Term Investment (4.5%)

9,333,107	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.00%** (cost $9,333,107)	Aaa-mf/AAAm/NR	9,333,107

	Total Investments (cost $206,930,856-note b)	98.5%	201,704,238
	Other assets less liabilities	1.5	3,034,362
	Net Assets	100.0%	$204,738,600

	Portfolio Distribution By Quality Rating	Percent of Investments†
	Aaa of Moody's or AAA of S&P or Fitch	15.5%
	Pre-refunded bonds††	5.0
	Aa of Moody's or AA of S&P or Fitch	60.4
	A of Moody's or S&P or Fitch	14.9
	Baa of Moody's or BBB of S&P or Fitch	2.7
	CCC of S&P	1.2
	Not Rated*	0.3
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
MTEB- Multifamily Tax-Exempt Mortgage-Backed Bonds
NPFG - National Public Finance Guarantee
NR - Not Rated
VRDO - Variable Rate Demand Obligation

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Illiquid securities: Represents 1.1% of net assets.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $500,105 or 0.2% of net assets.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

June 30, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $206,418,789 amounted to $4,714,551, which consisted of aggregate gross unrealized appreciation of $1,843,331 and aggregate gross unrealized depreciation of $6,557,882.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$9,333,107
Level 2 – Other Significant Observable Inputs- Municipal Bonds	192,371,131
Level 3 – Significant Unobservable Inputs	–
Total	$201,704,238
+ See schedule of investments for a detailed listing of securities.